UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-7803

Name of Registrant:	Vanguard Treasury Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2007

Item 1:	Schedule of Investments

Vanguard Treasury Money Market Fund Schedule of Investments May 31, 2007
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S Government Securities (100.0%)

U.S. Treasury Bill	5.023%-5.028%	6/7/2007	441,320	440,955
U.S. Treasury Bill	4.637%-5.029%	6/14/2007	450,317	449,515
U.S. Treasury Bill	4.737%-4.993%	6/21/2007	396,391	395,314
U.S. Treasury Bill	4.737%-5.030%	6/28/2007	1,203,151	1,198,759
U.S. Treasury Bill	4.956%-5.027%	7/5/2007	372,060	370,339
U.S. Treasury Bill	4.946%	7/12/2007	485,000	482,302
U.S. Treasury Bill	4.813%-4.838%	8/2/2007	244,792	242,777
U.S. Treasury Bill	4.787%-4.803%	8/16/2007	295,967	293,004
U.S. Treasury Bill	4.793%-4.834%	8/23/2007	279,000	275,938
U.S. Treasury Bill	5.034%-5.037%	9/6/2007	68,850	67,938
U.S. Treasury Bill	5.042%	9/13/2007	62,000	61,119
U.S. Treasury Bill	4.872%-5.038%	9/20/2007	170,367	167,790
U.S. Treasury Bill	4.898%-4.972%	9/27/2007	134,000	131,872
U.S. Treasury Bill	4.956%	10/25/2007	270,000	264,706
U.S. Treasury Bill	4.905%-4.911%	11/23/2007	165,000	161,160
U.S. Treasury Note	3.875%	7/31/2007	136,000	135,775
U.S. Treasury Note	3.250%	8/15/2007	140,000	139,507
U.S. Treasury Note	2.750%	8/15/2007	119,000	118,461

Total U.S. Government Securities
(Cost $5,397,231)				5,397,231

Other Assets and Liabilities—Net (0.0%)				(610)

Net Assets (100%)				5,396,621

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TREASURY FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TREASURY FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 20, 2007

VANGUARD TREASURY FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	July 20, 2007

* By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.